Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
MTU Aero Engines AG	88,441	$16,464,688

Air Freight & Logistics — 4.0%
Deutsche Post AG, Registered	1,645,980	97,214,113

Airlines — 0.3%
Deutsche Lufthansa AG, Registered(a)	995,412	6,039,884

Auto Components — 0.8%
Continental AG(a)	182,286	19,496,284

Automobiles — 8.2%
Bayerische Motoren Werke AG	549,794	52,699,632
Daimler AG, Registered	1,421,185	133,098,259
Volkswagen AG(b)	53,740	14,973,999
		200,771,890
Banks — 0.5%
Commerzbank AG(a)	1,655,543	11,627,717

Capital Markets — 3.7%
Deutsche Bank AG, Registered(a)	3,424,822	41,104,122
Deutsche Boerse AG	315,498	49,540,450
		90,644,572
Chemicals — 6.8%
BASF SE	1,525,149	99,891,185
Covestro AG(c)	320,151	18,056,665
Evonik Industries AG	349,216	10,499,992
LANXESS AG	137,632	7,970,522
Symrise AG	213,195	29,990,531
		166,408,895
Construction Materials — 0.7%
HeidelbergCement AG	246,431	16,395,414

Diversified Telecommunication Services — 4.4%
Deutsche Telekom AG, Registered	5,534,539	97,478,088
Telefonica Deutschland Holding AG	1,731,178	4,617,277
United Internet AG, Registered	160,932	6,030,608
		108,125,973
Electrical Equipment — 0.7%
Siemens Energy AG(a)	661,869	17,631,323

Food & Staples Retailing — 1.1%
HelloFresh SE(a)	273,706	27,759,158

Health Care Equipment & Supplies — 1.9%
Carl Zeiss Meditec AG, Bearer	66,551	13,333,479
Siemens Healthineers AG(c)	467,299	33,941,054
		47,274,533
Health Care Providers & Services — 1.9%
Fresenius Medical Care AG & Co. KGaA	339,742	20,256,236
Fresenius SE & Co. KGaA	695,488	26,323,603
		46,579,839
Household Products — 0.5%
Henkel AG & Co. KGaA	173,056	12,852,336

Independent Power and Renewable Electricity Producers — 0.3%
Uniper SE	152,613	6,625,823

Industrial Conglomerates — 8.3%
Siemens AG, Registered	1,270,293	202,504,559
Security	Shares	Value

Insurance — 9.4%
Allianz SE, Registered	684,619	$148,580,940
Hannover Rueck SE	99,870	17,455,389
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	232,633	62,551,418
		228,587,747
Interactive Media & Services — 0.4%
Scout24 SE(c)	145,711	9,670,418

Internet & Direct Marketing Retail — 2.8%
Delivery Hero SE(a)(c)	268,450	35,626,242
Zalando SE(a)(c)	369,151	33,571,899
		69,198,141
IT Services — 0.4%
Bechtle AG	135,676	9,780,820

Life Sciences Tools & Services — 0.9%
QIAGEN NV(a)	378,492	20,912,653

Machinery — 1.9%
GEA Group AG	253,985	12,853,581
KION Group AG	119,297	12,826,712
Knorr-Bremse AG	120,800	12,016,438
Rational AG(b)	8,481	7,812,423
		45,509,154
Multi-Utilities — 3.6%
E.ON SE	3,720,360	45,895,652
RWE AG	1,064,528	40,994,948
		86,890,600
Personal Products — 0.7%
Beiersdorf AG	166,903	16,600,516

Pharmaceuticals — 5.5%
Bayer AG, Registered	1,631,330	82,280,201
Merck KGaA	214,609	53,041,708
		135,321,909
Real Estate Management & Development — 3.2%
Aroundtown SA	1,654,202	9,911,735
LEG Immobilien SE	120,869	16,912,070
Vonovia SE	910,068	50,505,151
		77,328,956
Semiconductors & Semiconductor Equipment — 4.0%
Infineon Technologies AG	2,168,502	98,045,455

Software — 9.6%
Nemetschek SE	95,426	12,060,191
SAP SE	1,733,962	222,209,369
		234,269,560
Textiles, Apparel & Luxury Goods — 4.6%
adidas AG	316,154	91,437,346
Puma SE	174,953	21,138,047
		112,575,393
Trading Companies & Distributors — 0.9%
Brenntag SE	256,020	21,928,225

Total Common Stocks — 92.7%
(Cost: $2,622,609,132)		2,261,036,548

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 3.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	95,292	$7,472,050
Porsche Automobil Holding SE, Preference Shares, NVS	253,742	21,287,805
Volkswagen AG, Preference Shares, NVS	308,166	56,300,443
		85,060,298
Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	114,379	5,136,805

Health Care Equipment & Supplies — 1.2%
Sartorius AG, Preference Shares, NVS	43,586	29,984,158

Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	295,234	23,294,109

Total Preferred Stocks — 5.9%
(Cost: $167,877,193)		143,475,370

Rights

Real Estate Management & Development — 0.1%
Vonovia SE, (Expires 12/07/21)(a)	920,691	3,247,326

Total Rights — 0.1%
(Cost: $0)		3,247,326
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	16,515,246	$16,521,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,470,000	1,470,000
		17,991,852
Total Short-Term Investments — 0.7%
(Cost: $17,991,896)		17,991,852

Total Investments in Securities — 99.4%
(Cost: $2,808,478,221)		2,425,751,096

Other Assets, Less Liabilities — 0.6%		14,134,871

Net Assets — 100.0%		$2,439,885,967

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,585,515	$10,936,390	(a)	$—		$(9)	$(44)	$16,521,852	16,515,246	$73,535	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	—		(150,000	)(a)	—	—	1,470,000	1,470,000	16		—
						$(9)	$(44)	$17,991,852		$73,551		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DAX Index	39	12/17/21	$16,689	$(614,011)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$2,261,036,548	$—	$2,261,036,548
Preferred Stocks	5,136,805	138,338,565	—	143,475,370
Rights	3,247,326	—	—	3,247,326
Money Market Funds	17,991,852	—	—	17,991,852
	$26,375,983	$2,399,375,113	$—	$2,425,751,096
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(614,011)	$—	$(614,011)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3